LAND USE RIGHT (Land Use Rights) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
LAND USE RIGHT [Abstract]
Land use rights	$ 13,625,738	$ 13,807,056
Land use rights payable	$ 1,419,314	$ 1,404,926
Land Use Rights [Line Items]
Land use expiration date			Jun. 30, 2056	Jun. 30, 2054